Cover	Jun. 07, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 07, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-39541
Entity Registrant Name	WHEELS UP EXPERIENCE INC.
Entity Central Index Key	0001819516
Entity Tax Identification Number	98-1617611
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	601 West 26th Street, Suite 900
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	257-5252
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	UP
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for 1/10 of one share of Class A common stock at an exercise price of $115.00
Trading Symbol	UP WS
Security Exchange Name	NYSE